UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

1/31/11
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11

Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Asset-Backed & Securitized – 3.1%
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019 (z)	$1,221,933	$1,111,959
BNP Paribas Home Loan, 2.2%, 2015 (n)	2,640,000	2,530,720
Commercial Mortgage Acceptance Corp., FRN, 1.968%, 2030 (i)	10,741,439	515,618
Compagnie de Financement Foncier, 2.125%, 2013 (n)	1,600,000	1,614,382
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	2,000,000	2,089,743
Falcon Franchise Loan LLC, FRN, 3.165%, 2023 (i)(z)	6,089,653	261,855
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 2038	3,500,000	3,730,995
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,300,000	2,413,574
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	630,000	639,639
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	3,000,000	3,227,508
Lehman Brothers/UBS Commercial Mortgage Trust, 5.642%, 2032	2,220,000	2,365,807
Nationstar Home Equity Loan Trust, FRN, 0.39%, 2036	381,636	363,019
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	829,124	828,823
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	2,000,000	2,150,723

		$23,844,365

Automotive – 0.4%
Toyota Motor Credit Corp., 3.2%, 2015	$2,740,000	$2,833,733

Broadcasting – 0.2%
CBS Corp., 5.75%, 2020	$940,000	$997,812
WPP Finance, 8%, 2014	812,000	945,128

		$1,942,940

Brokerage & Asset Managers – 0.3%
TD Ameritrade Holding Co., 4.15%, 2014	$2,007,000	$2,091,310

Building – 0.2%
CRH PLC, 8.125%, 2018	$1,160,000	$1,346,643

Cable TV – 0.9%
DIRECTV Holdings LLC, 5.875%, 2019	$1,400,000	$1,522,066
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,663,000	2,776,178
Time Warner Cable, Inc., 5.4%, 2012	2,670,000	2,827,108

		$7,125,352

Chemicals – 1.2%
Dow Chemical Co., 8.55%, 2019	$3,190,000	$3,981,975
PPG Industries, Inc., 5.75%, 2013	3,465,000	3,753,312
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	1,463,000	1,590,735

		$9,326,022

Computer Software – 0.3%
Adobe Systems, Inc., 3.25%, 2015	$1,950,000	$1,989,608

Conglomerates – 1.0%
Eaton Corp., 4.9%, 2013	$2,310,000	$2,496,523
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,460,000	4,955,073

		$7,451,596

Consumer Products – 1.0%
Newell Rubbermaid, Inc., 5.5%, 2013	$1,015,000	$1,091,010
Royal Philips Electronics N.V., 4.625%, 2013	4,290,000	4,577,863
Whirlpool Corp., 8%, 2012	2,165,000	2,323,210

		$7,992,083

Consumer Services – 0.4%
Western Union Co., 5.4%, 2011	$3,000,000	$3,109,815

Defense Electronics – 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$1,575,000	$1,651,614

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – continued
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,400,000	$1,546,754

		$3,198,368

Emerging Market Quasi-Sovereign – 4.8%
Banco del Estado de Chile, 4.125%, 2020 (n)	$228,000	$213,828
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	1,430,000	1,521,163
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	992,000	971,950
BNDES Participacoes S.A., 6.5%, 2019 (n)	3,267,000	3,577,365
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	140,070
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	1,312,000	1,407,250
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,200,000	1,132,241
Development Bank of Kazakhstan, 5.5%, 2015 (n)	2,378,000	2,431,505
Empresa Nacional del Petroleo, 6.25%, 2019	723,000	762,645
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	188,000	186,609
Gaz Capital S.A., 8.125%, 2014 (n)	2,036,000	2,290,500
KazMunaiGaz Finance B.V., 6.375%, 2021 (n)	240,000	240,600
Majapahit Holding B.V., 7.75%, 2020 (n)	871,000	976,609
Novatek Finance Ltd., 5.326%, 2016 (z)	328,000	328,727
Pemex Project Funding Master Trust, 5.75%, 2018	760,000	807,544
Petrobras International Finance Co., 3.875%, 2016	572,000	577,423
Petrobras International Finance Co., 7.875%, 2019	1,777,000	2,097,375
Petroleos Mexicanos, 8%, 2019	776,000	930,191
Petroleos Mexicanos, 6%, 2020	2,970,000	3,142,854
Petroleos Mexicanos, 5.5%, 2021	1,158,000	1,167,843
Petronas Capital Ltd., 7.875%, 2022	1,089,000	1,413,989
Qatari Diar Finance Q.S.C., 5%, 2020 (n)	2,346,000	2,333,728
Qtel International Finance Ltd., 6.5%, 2014 (n)	734,000	807,321
Qtel International Finance Ltd., 7.875%, 2019	114,000	135,630
Qtel International Finance Ltd., 7.875%, 2019 (n)	307,000	365,249
Qtel International Finance Ltd., 4.75%, 2021 (n)	304,000	290,425
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,584,000	1,821,183
SCF Capital Ltd., 5.375%, 2017 (n)	860,000	828,825
Sinochem Overseas Capital Co. Ltd., 4.5%, 2020 (n)	281,000	273,824
VEB Finance Ltd., 6.902%, 2020 (n)	1,699,000	1,764,836
VTB Capital S.A., 6.465%, 2015 (n)	857,000	898,779
VTB Capital S.A., 6.551%, 2020 (n)	1,339,000	1,323,936

		$37,162,017

Emerging Market Sovereign – 0.8%
Government of Ukraine, 6.875%, 2015 (n)	$371,000	$376,565
Government of Ukraine, 7.75%, 2020 (n)	258,000	261,870
Republic of Peru, 9.875%, 2015	485,000	612,312
Republic of South Africa, 5.5%, 2020	2,423,000	2,495,690
Republic of Sri Lanka, 6.25%, 2020 (n)	147,000	146,265
State of Qatar, 5.15%, 2014 (n)	1,832,000	1,973,980

		$5,866,682

Energy - Independent – 0.1%
Talisman Energy, Inc., 7.75%, 2019	$480,000	$589,182

Energy - Integrated – 1.8%
BP Capital Markets PLC, 4.5%, 2020	$853,000	$859,830
Hess Corp., 8.125%, 2019	1,230,000	1,561,089
Husky Energy, Inc., 5.9%, 2014	2,755,000	3,050,380
Petro-Canada, 5%, 2014	2,140,000	2,346,919
Petro-Canada, 6.05%, 2018	904,000	1,024,301

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Royal Dutch Shell PLC, 3.1%, 2015	$2,710,000	$2,796,227
TOTAL S.A., 3%, 2015	1,860,000	1,908,965

		$13,547,711

Financial Institutions – 1.6%
General Electric Capital Corp., 5.45%, 2013	$2,000,000	$2,155,310
General Electric Capital Corp., 4.8%, 2013	2,120,000	2,263,361
General Electric Capital Corp., 6%, 2019	1,180,000	1,310,286
General Electric Capital Corp., FRN, 0.416%, 2012	2,050,000	2,037,934
NYSE Euronext, Inc., 4.8%, 2013	4,000,000	4,304,904

		$12,071,795

Food & Beverages – 3.7%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$4,080,000	$5,036,801
Cadbury Schweppes U.S. Finance, 5.125%, 2013	1,590,000	1,702,132
Conagra Foods, Inc., 5.875%, 2014	2,240,000	2,481,394
Diageo Capital PLC, 5.125%, 2012	3,900,000	4,069,946
Dr. Pepper Snapple Group, Inc., 1.7%, 2011	2,340,000	2,360,384
Dr. Pepper Snapple Group, Inc., 2.35%, 2012	1,650,000	1,688,016
Kraft Foods, Inc., 6.75%, 2014	1,390,000	1,584,704
Kraft Foods, Inc., 6.125%, 2018	1,310,000	1,487,099
Miller Brewing Co., 5.5%, 2013 (n)	2,200,000	2,386,611
SABMiller PLC, 6.2%, 2011 (n)	1,800,000	1,839,739
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	4,070,000	4,094,754

		$28,731,580

Food & Drug Stores – 0.1%
CVS Caremark Corp., 3.25%, 2015	$1,096,000	$1,118,012

Forest & Paper Products – 0.6%
Inversiones CMPC S.A., 4.75%, 2018 (z)	$2,250,000	$2,216,576
Votorantim Participacoes S.A., 6.75%, 2021 (n)	2,063,000	2,173,886

		$4,390,462

Industrial – 1.0%
Johns Hopkins University, 5.25%, 2019	$4,350,000	$4,760,988
Princeton University, 4.95%, 2019	2,860,000	3,093,061

		$7,854,049

Insurance – 2.8%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$150,000	$130,500
Jackson National Life Global Funding, 5.375%, 2013 (n)	5,000,000	5,418,105
Lincoln National Corp., 4.3%, 2015	1,360,000	1,403,062
Metropolitan Life Global Funding, 5.125%, 2013 (n)	2,815,000	3,027,431
Metropolitan Life Global Funding, 5.125%, 2014 (n)	1,020,000	1,113,448
New York Life Global Funding, 4.65%, 2013 (n)	3,000,000	3,222,243
Principal Financial Group, Inc., 8.875%, 2019	2,230,000	2,830,800
Prudential Financial, Inc., 6.2%, 2015	2,210,000	2,440,580
UnumProvident Corp., 6.85%, 2015 (n)	1,740,000	1,929,448

		$21,515,617

Insurance - Property & Casualty – 1.8%
ACE INA Holdings, Inc., 2.6%, 2015	$2,000,000	$1,972,458
Aon Corp., 3.5%, 2015	2,750,000	2,771,901
AXIS Capital Holdings Ltd., 5.875%, 2020	4,110,000	4,120,818
PartnerRe Ltd., 5.5%, 2020	2,120,000	2,122,887
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	3,000,000	2,955,000

		$13,943,064

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Quasi-Sovereign – 5.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,610,000	$1,539,593
Canada Housing Trust, 4.6%, 2011 (n)	CAD	3,148,000	3,208,989
Eksportfinans A.S.A., 1.6%, 2014	JPY	350,000,000	4,398,900
Electricite de France PLC, 5.5%, 2014 (n)		$4,750,000	5,239,582
ING Bank N.V., 3.9%, 2014 (n)		3,150,000	3,373,203
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,600,000	3,261,370
LeasePlan Corp. N.V., 3%, 2012 (n)		1,640,000	1,682,241
National Australia Bank Ltd., 2.55%, 2012 (n)		2,410,000	2,452,809
Royal Bank of Scotland PLC, FRN, 0.985%, 2012 (n)		5,077,000	5,110,006
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		2,315,000	2,445,184
Swedish Export Credit Corp., FRN, 1.035%, 2014		3,300,000	3,360,113
Swedish Housing Finance Corp., 3.125%, 2012 (n)		5,260,000	5,400,768
Westpac Banking Corp., 3.45%, 2014 (n)		2,015,000	2,129,303

			$43,602,061

International Market Sovereign – 22.6%
Federal Republic of Germany, 3.75%, 2015	EUR	8,922,000	$12,976,955
Federal Republic of Germany, 4.25%, 2018	EUR	6,075,000	9,060,432
Government of Bermuda, 5.603%, 2020 (n)		$1,098,000	1,148,783
Government of Canada, 4.5%, 2015	CAD	1,980,000	2,150,228
Government of Canada, 4.25%, 2018	CAD	1,024,000	1,104,715
Government of Canada, 5.75%, 2033	CAD	358,000	463,292
Government of Japan, 1.5%, 2012	JPY	2,077,000,000	25,764,745
Government of Japan, 1.3%, 2014	JPY	978,000,000	12,315,591
Government of Japan, 1.7%, 2017	JPY	2,201,000,000	28,511,665
Kingdom of Belgium, 5.5%, 2017	EUR	1,600,000	2,401,599
Kingdom of Spain, 4.6%, 2019	EUR	1,520,000	2,007,633
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,531,642
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,389,000	2,011,481
Kingdom of the Netherlands, 4%, 2016	EUR	2,000,000	2,922,862
Republic of Austria, 4.65%, 2018	EUR	4,138,000	6,175,443
Republic of France, 5%, 2016	EUR	9,214,000	14,035,839
Republic of Italy, 5.25%, 2017	EUR	11,388,000	16,573,861
State of Israel, 5.125%, 2014		$5,000,000	5,485,280
United Kingdom Treasury, 5%, 2012	GBP	6,837,000	11,449,504
United Kingdom Treasury, 8%, 2015	GBP	7,664,000	15,379,734

			$173,471,284

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$2,780,000	$2,806,771
Province of Ontario, 4.75%, 2016		6,000,000	6,627,624

			$9,434,395

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$546,811

Major Banks – 7.6%
ABN Amro Bank N.V., FRN, 1%, 2014 (z)		$3,010,000	$3,003,908
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		2,000,000	1,445,000
Bank of America Corp., 4.9%, 2013		4,300,000	4,535,369
Bank of America Corp., 7.375%, 2014		200,000	227,557
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)		2,930,000	2,991,161
Barclays Bank PLC, 5.125%, 2020		2,760,000	2,799,035
Commonwealth Bank of Australia, 5%, 2019 (n)		2,560,000	2,664,236
Credit Suisse New York, 5.5%, 2014		3,790,000	4,169,587
Goldman Sachs Group, Inc., 6%, 2014		2,490,000	2,768,653

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC USA, Inc., 4.875%, 2020	$3,370,000	$3,281,248
JPMorgan Chase & Co., FRN, 0.937%, 2013	2,800,000	2,814,697
JPMorgan Chase & Co., FRN, 1.103%, 2014	1,300,000	1,301,517
Kookmin Bank, 7.25%, 2014 (n)	2,100,000	2,393,317
Macquarie Group Ltd., 6%, 2020 (n)	3,361,000	3,358,560
Merrill Lynch & Co., Inc., 6.15%, 2013	2,190,000	2,362,703
Morgan Stanley, 6.75%, 2011	1,800,000	1,821,814
Morgan Stanley, 6%, 2014	2,330,000	2,549,290
Morgan Stanley, 6.625%, 2018	1,532,000	1,664,562
Morgan Stanley, 5.625%, 2019	640,000	646,205
Royal Bank of Scotland PLC, 6.125%, 2021	1,800,000	1,788,689
Santander UK PLC, 3.875%, 2014 (n)	3,440,000	3,402,996
Standard Chartered PLC, 3.85%, 2015 (n)	2,320,000	2,387,985
Wells Fargo & Co., 3.75%, 2014	2,900,000	3,063,270
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	1,190,000	1,273,300

		$58,714,659

Medical & Health Technology & Services – 0.2%
Hospira, Inc., 6.05%, 2017	$1,060,000	$1,190,983

Metals & Mining – 1.1%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	$3,264,000	$3,147,818
International Steel Group, Inc., 6.5%, 2014	2,070,000	2,289,559
Southern Copper Corp., 5.375%, 2020	496,000	505,150
Vale Overseas Ltd., 4.625%, 2020	1,561,000	1,531,831
Vale Overseas Ltd., 6.875%, 2039	1,086,000	1,148,696

		$8,623,054

Mortgage-Backed – 7.9%
Fannie Mae, 4.767%, 2011	$4,068,854	$4,067,339
Fannie Mae, 4.845%, 2013	1,925,019	2,042,090
Fannie Mae, 4.609%, 2014	2,797,399	2,989,590
Fannie Mae, 4.841%, 2014	3,200,475	3,436,905
Fannie Mae, 5.412%, 2014	1,848,266	2,005,298
Fannie Mae, 4.62%, 2015	906,900	973,497
Fannie Mae, 4.922%, 2015	1,819,815	1,976,117
Fannie Mae, 4%, 2016	230,426	231,104
Fannie Mae, 5.395%, 2016	1,312,673	1,427,901
Fannie Mae, 5.424%, 2016	2,295,321	2,515,711
Fannie Mae, 6%, 2016 - 2029	736,419	778,709
Fannie Mae, 5.5%, 2017 - 2025	4,427,050	4,789,880
Fannie Mae, 4.5%, 2019	4,581,615	4,845,456
Fannie Mae, 5%, 2019 - 2025	969,045	1,013,785
Fannie Mae, 6.5%, 2031	3,272,399	3,693,136
Freddie Mac, 5.5%, 2017 - 2020	4,787,544	5,196,083
Freddie Mac, 6%, 2017 - 2034	1,012,214	1,107,683
Freddie Mac, 5%, 2019 - 2020	2,969,682	3,176,373
Freddie Mac, 4.224%, 2020	2,249,154	2,269,403
Ginnie Mae, 6%, 2033	1,142,502	1,269,657
Ginnie Mae, 6%, 2036 (f)	1,572,467	1,731,749
Ginnie Mae, 5.612%, 2058	4,512,695	4,838,855
Ginnie Mae, 6.357%, 2058	4,347,378	4,729,133

		$61,105,454

Natural Gas - Pipeline – 1.0%
Enterprise Products Operating LP, 5.65%, 2013	$376,000	$409,053

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Enterprise Products Operating LP, 3.7%, 2015	$2,930,000	$3,031,850
Kinder Morgan Energy Partners, 5.85%, 2012	2,115,000	2,270,742
TransCanada PipeLines Ltd., 3.4%, 2015	1,957,000	2,028,368

		$7,740,013

Network & Telecom – 0.7%
British Telecommunications PLC, 5.15%, 2013	$943,000	$1,006,447
Telefonica S.A., 5.877%, 2019	2,940,000	3,082,808
Verizon Communications, Inc., 8.75%, 2018	1,060,000	1,375,933

		$5,465,188

Oil Services – 0.1%
Noble Corp., 3.45%, 2015	$1,030,000	$1,057,430

Oils – 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,738,000	$2,727,048

Other Banks & Diversified Financials – 3.8%
Banco Santander Chile, 2.875%, 2012 (n)	$1,840,000	$1,835,367
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	2,100,000	2,026,970
Capital One Financial Corp., 8.8%, 2019	2,470,000	3,065,897
Citigroup, Inc., 5.5%, 2013	6,500,000	6,962,027
Eurohypo AG, 5.125%, 2016	3,140,000	3,282,211
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	2,556,000	2,822,872
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	3,960,000	3,844,396
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,060,000	3,280,513
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,000,000	1,920,000

		$29,040,253

Pharmaceuticals – 1.1%
Celgene Corp., 3.95%, 2020	$2,320,000	$2,202,921
Pfizer, Inc., 6.2%, 2019	2,490,000	2,907,690
Roche Holdings, Inc., 6%, 2019 (n)	3,200,000	3,697,670

		$8,808,281

Pollution Control – 0.8%
Allied Waste North America, Inc., 7.125%, 2016	$3,400,000	$3,578,500
Republic Services, Inc., 5.25%, 2021	2,620,000	2,763,314

		$6,341,814

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$410,000	$442,274

Real Estate – 0.4%
Kimco Realty Corp., REIT, 6.875%, 2019	$690,000	$791,133
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,290,000	2,576,926

		$3,368,059

Retailers – 1.5%
AutoZone, Inc., 6.5%, 2014	$2,660,000	$2,953,433
Macy’s, Inc., 8.375%, 2015	2,670,000	3,097,200
Staples, Inc., 9.75%, 2014	2,330,000	2,839,408
Wesfarmers Ltd., 6.998%, 2013 (n)	2,330,000	2,574,088

		$11,464,129

Supermarkets – 0.0%
Kroger Co., 5%, 2013	$303,000	$325,935

Supranational – 1.7%
Central American Bank, 4.875%, 2012 (n)	$3,800,000	$3,913,909
Corporacion Andina de Fomento, 6.875%, 2012	6,000,000	6,300,024

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supranational – continued
Corporacion Andina de Fomento, 5.2%, 2013	$3,000,000	$3,193,301

		$13,407,234

Telecommunications - Wireless – 1.5%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$2,934,000	$3,118,842
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,006,000	1,136,780
Rogers Communications, Inc., 6.8%, 2018	2,950,000	3,522,866
Telefonica Moviles Chile, 2.875%, 2015 (n)	161,000	155,341
Vodafone Group PLC, 5%, 2013	3,000,000	3,265,479

		$11,199,308

Tobacco – 1.4%
Altria Group, Inc., 8.5%, 2013	$2,700,000	$3,189,742
B.A.T. International Finance PLC, 8.125%, 2013 (n)	2,250,000	2,633,218
Lorillard Tobacco Co., 8.125%, 2019	1,252,000	1,354,101
Lorillard Tobacco Co., 6.875%, 2020	1,340,000	1,339,353
Reynolds American, Inc., FRN, 1.001%, 2011	2,000,000	2,001,424

		$10,517,838

Transportation - Services – 0.2%
ERAC USA Finance Co., 2.75%, 2013 (n)	$1,500,000	$1,527,413

U.S. Government Agencies and Equivalents – 3.2%
Aid-Egypt, 4.45%, 2015	$3,963,000	$4,361,480
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,212,651
National Credit Union Administration Guaranteed Note, 2.9%, 2020	520,000	514,177
Small Business Administration, 6.35%, 2021	1,497,548	1,628,428
Small Business Administration, 6.34%, 2021	1,084,749	1,180,094
Small Business Administration, 6.44%, 2021	1,028,778	1,121,673
Small Business Administration, 6.625%, 2021	1,265,680	1,384,953
Small Business Administration, 5.34%, 2021	2,951,396	3,159,476
Small Business Administration, 4.93%, 2024	1,378,488	1,466,054
Small Business Administration, 5.36%, 2025	1,730,811	1,866,644
Small Business Administration, 5.39%, 2025	1,247,081	1,343,090

		$24,238,720

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 10.625%, 2015	$30,000	$41,737

Utilities - Electric Power – 5.0%
Allegheny Energy, Inc., 5.75%, 2019 (n)	$2,820,000	$2,842,757
Colbun S.A., 6%, 2020 (n)	2,388,000	2,466,451
Duke Energy Corp., 5.65%, 2013	1,800,000	1,976,553
Duke Energy Corp., 3.35%, 2015	3,280,000	3,378,315
E.ON International Finance B.V., 5.8%, 2018 (n)	5,000,000	5,627,565
EDP Finance B.V., 6%, 2018 (n)	2,240,000	2,183,944
Enel Finance International S.A., 6.25%, 2017 (n)	2,240,000	2,441,322
Entergy Corp., 5.125%, 2020	1,047,000	1,034,822
Exelon Generation Co. LLC, 5.35%, 2014	2,300,000	2,504,783
Exelon Generation Co. LLC, 5.2%, 2019	1,340,000	1,379,444
Firstenergy Solutions Corp., 6.05%, 2021	1,861,000	1,917,950
Georgia Power Co., 6%, 2013	1,350,000	1,517,759
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,950,000	3,954,503
Oncor Electric Delivery Co., 5.95%, 2013	5,060,000	5,597,347

		$38,823,515

Total Bonds		$752,266,896

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 1/31/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	14,504,991	$14,504,991

Total Investments		$766,771,887

Other Assets, Less Liabilities – 0.3%		2,037,280

Net Assets – 100.0%		$768,809,167

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,717,555, representing 25.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ABN Amro Bank N.V., FRN, 1%, 2014	1/27/11	$3,010,000	$3,003,908
Anthracite Ltd., “A”, CDO, FRN, 0.62%, 2019	1/28/10	892,294	1,111,959
Falcon Franchise Loan LLC, FRN, 3.165%, 2023	1/18/02	259,045	261,855
Inversiones CMPC S.A., 4.75%, 2018	1/13/11	2,239,337	2,216,576
Novatek Finance Ltd., 5.326%, 2016	1/27/11	328,000	328,727
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	829,124	828,823

Total Restricted Securities			$7,751,848
% of Net Assets			1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Fund

Supplemental Information (Unaudited) 1/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards and swap contracts.

The following is a summary of the levels used as of January 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$24,280,457	$—	$24,280,457
Non-U.S. Sovereign Debt	—	273,509,278	—	273,509,278
Corporate Bonds	—	225,368,352	—	225,368,352
Residential Mortgage-Backed Securities	—	61,468,473	—	61,468,473
Commercial Mortgage-Backed Securities	—	15,171,072	—	15,171,072
Asset-Backed Securities (including CDOs)	—	4,165,172	—	4,165,172
Foreign Bonds	—	148,304,092	—	148,304,092
Mutual Funds	14,504,991	—	—	14,504,991

Total Investments	$14,504,991	$752,266,896	$—	$766,771,887

Other Financial Instruments
Futures	$(444,205)	$—	$—	$(444,205)
Swaps	—	85,919	—	85,919
Forward Currency Contracts	—	(4,008,813)	—	(4,008,813)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$721,410,915

Gross unrealized appreciation	$52,902,734
Gross unrealized depreciation	(7,541,762)

Net unrealized appreciation (depreciation)	$45,360,972

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 1/31/11

Forward Foreign Currency Exchange Contracts at 1/31/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Goldman Sachs International	6,886,879	4/12/11	$6,925,245	$6,867,362	$57,883
BUY	EUR	Deutsche Bank AG	853,336	4/12/11	1,102,229	1,167,340	65,111
BUY	EUR	UBS AG	2,078,619	3/15/11	2,732,602	2,844,468	111,866

							$234,860

Liability Derivatives
SELL	EUR	UBS AG	51,488,959	3/15/11	$68,008,676	$70,459,626	$(2,450,950)
SELL	GBP	Barclays Bank PLC	7,746,739	4/12/11	11,991,410	12,402,375	(410,965)
SELL	GBP	Deutsche Bank AG	7,746,739	4/12/11	11,988,930	12,402,375	(413,445)
SELL	JPY	Credit Suisse Group	5,585,608,392	4/12/11	67,196,097	68,087,106	(891,009)
SELL	SEK	Credit Suisse Group	9,536,157	4/12/11	1,397,096	1,474,400	(77,304)

							$(4,243,673)

Futures Contracts Outstanding at 1/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	15	$3,287,813	March-2011	$2,057

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	198	$23,445,984	March-2011	$(228,083)
U.S. Treasury Note 10 yr (Long)	USD	60	7,247,813	March-2011	(218,179)

					$(446,262)

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

Derivative Contracts at 1/31/11 - continued

Swap Agreements at 1/31/11

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD 3,960,000	Goldman Sachs International (a)	1.00% (fixed rate)	(1)	$85,919

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, a A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $6,640.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At January 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,864,827	41,869,073	(37,228,909)	14,504,991

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,308	$14,504,991

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/11 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2011, are as follows:

United States	44.6%
Japan	9.5%
United Kingdom	8.6%
Germany	4.1%
France	4.0%
Canada	3.4%
Netherlands	2.7%
Italy	2.5%
Brazil	2.0%
Other Countries	18.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: March 21, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 21, 2011

*	Print name and title of each signing officer under his or her signature.